Investments accounted for using equity method (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Goodwill	$ 148,550,618	$ 161,583,233
Cerveceria Austral Sa [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,894,770	1,894,770
Joint Venture And Associate [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,894,770	$ 1,894,770